Long-term debt, current and non-current, textuals 3 (Details) - Secured Debt [Member]		3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jan. 13, 2014 USD ($)	Mar. 19, 2015 USD ($)	Jul. 16, 2018 USD ($)	Sep. 15, 2011 USD ($)	Dec. 31, 2019 USD ($)	Dec. 19, 2014 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments					quarterly or semi-annual installments plus one balloon installment
Debt Instrument, Description of Variable Rate Basis					LIBOR plus margin ranging from 1% to 2.5%
Emporiki Bank of Greece S.A. [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 15,000,000
Debt Instrument, Number of installments					20
Debt Instrument, Frequency of Periodic Payments					semi-annual
Debt Instrument, Periodic Payment, Principal					$ 500,000
Debt Instrument, Baloon Payment					$ 5,000,000
Debt Instrument, Maturity Date					Sep. 15, 2021
Debt Instrument, Description of Variable Rate Basis					LIBOR plus a margin of 2.5% per annum, or 1% for such loan amount that is equivalently secured by cash pledge in favor of the bank
Loan Margin Percentage					2.50%
Emporiki Bank of Greece S.A. [Member] | Loan Amount Secured by Cash Pledge in Favor of the Bank [Member]
Debt Instrument [Line Items]
Loan Margin Percentage					1.00%
Commonwealth Bank of Australia, London Branch [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt	$ 9,500,000
Debt Instrument, Number of installments					32
Debt Instrument, Frequency of Periodic Payments					quarterly
Debt Instrument, Periodic Payment, Principal					$ 156,000
Debt Instrument, Baloon Payment					$ 4,500,000
Debt Instrument, Maturity Date					Jan. 13, 2022
Debt Instrument, Description of Variable Rate Basis					LIBOR plus a margin
Loan Margin Percentage					2.25%
BNP Paribas [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt						$ 53,500,000
Debt Instrument, Number of installments					14
Debt Instrument, Frequency of Periodic Payments					semi-annual
Debt Instrument, Periodic Payment, Principal					$ 1,574,000
Debt Instrument, Baloon Payment					$ 31,466,000
Debt Instrument, Maturity Date					Nov. 30, 2021
Debt Instrument, Description of Variable Rate Basis					LIBOR plus a margin
Loan Margin Percentage					2.00%
BNP Paribas [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 75,000,000
Debt Instrument, Number of installments					20
Debt Instrument, Frequency of Periodic Payments					quarterly
Debt Instrument, Periodic Payment, Principal					$ 1,562,500
Debt Instrument, Baloon Payment					$ 43,750,000
Debt Instrument, Maturity Date					Jul. 16, 2023
Debt Instrument, Description of Variable Rate Basis					LIBOR plus a margin
Loan Margin Percentage					2.30%
Nordea Bank AB, London Branch [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 93,080,000
Debt Instrument, Number of installments					24
Debt Instrument, Frequency of Periodic Payments					quarterly
Debt Instrument, Periodic Payment, Principal					$ 1,862,000
Debt Instrument, Baloon Payment					$ 48,402,000
Debt Instrument, Maturity Date					Mar. 19, 2021
Debt Instrument, Description of Variable Rate Basis					LIBOR plus a margin
Loan Margin Percentage					2.10%